Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF
Prospectus [Line Items]
Annual Return [Percent]	9.78%	(1.64%)	17.75%	(18.79%)
BNY Mellon US Large Cap Core Equity ETF | BNY Mellon US Large Cap Core Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	18.09%	25.55%	30.69%	(20.40%)	27.20%
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	8.58%	13.96%	17.47%	(15.94%)	23.67%
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	13.02%	9.64%	22.37%	(18.44%)	16.30%
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	31.92%	4.88%	18.32%	(13.74%)	13.48%
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	31.91%	7.30%	9.35%	(19.60%)	(4.04%)
BNY Mellon Core Bond ETF | BNY Mellon Core Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.30%	1.24%	5.50%	(13.15%)	(1.50%)
BNY Mellon Global Infrastructure Income ETF | BNY Mellon Global Infrastructure Income ETF
Prospectus [Line Items]
Annual Return [Percent]	37.73%	12.62%	9.31%
BNY Mellon High Yield ETF | BNY Mellon High Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	8.58%	8.07%	13.03%	(11.20%)	5.01%